Share capital, Stock Options Activity (Q1) (Details)					3 Months Ended			12 Months Ended
	Jun. 26, 2023 $ / shares shares	Feb. 06, 2023 $ / shares shares	Jan. 17, 2023 $ / shares shares	Oct. 19, 2022 $ / shares shares	Oct. 31, 2024 $ / shares shares	Oct. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($) shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2024 USD ($) shares	Jul. 31, 2023 $ / shares shares	Jul. 31, 2023 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)						4,105,000	4,105,000		4,105,000		1,980,000
Granted (in shares)						0	0		0		2,125,000
Outstanding (in shares)						4,105,000			4,105,000		4,105,000
Exercisable (in shares)					2,402,750			2,190,250		693,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares					$ 0.85			$ 0.85		$ 0.8
Granted (in dollars per share) | $ / shares										0.89
Outstanding (in dollars per share) | $ / shares					0.85			0.85		0.85
Exercisable (in dollars per share) | $ / shares					0.84			$ 0.85		$ 0.81
Weighted average remaining contractual life						6 years 9 months 29 days			7 years 1 month 2 days		8 years 1 month 2 days
Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)						175,000
Outstanding (in shares)						175,000			175,000
Expiry date						Jan. 17, 2028			Jan. 17, 2028
Exercisable (in shares)								131,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares					0.8
Outstanding (in dollars per share) | $ / shares					$ 0.8			$ 0.8
Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)						550,000
Outstanding (in shares)						550,000			550,000
Expiry date						May 15, 2028			May 15, 2028
Exercisable (in shares)					245,000			245,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares					$ 1.11
Outstanding (in dollars per share) | $ / shares					$ 1.11			$ 1.11
Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)						50,000
Outstanding (in shares)						50,000			50,000
Expiry date						Jun. 26, 2028			Jun. 26, 2028
Exercisable (in shares)					25,000			25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares					$ 1.18
Outstanding (in dollars per share) | $ / shares					$ 1.18			$ 1.18
Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)						1,500,000
Outstanding (in shares)						1,500,000			1,500,000
Expiry date						Jan. 17, 2032			Jan. 17, 2032
Exercisable (in shares)					825,000			825,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares					$ 0.8
Outstanding (in dollars per share) | $ / shares					$ 0.8			$ 0.8
Exercise Price Range Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)						360,000
Outstanding (in shares)						360,000			360,000
Expiry date						Mar. 01, 2032			Mar. 01, 2032
Exercisable (in shares)					198,000			198,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares					$ 0.8
Outstanding (in dollars per share) | $ / shares					$ 0.8			$ 0.8
Exercise Price Range Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)						60,000
Outstanding (in shares)						60,000			60,000
Expiry date						Mar. 14, 2032			Mar. 14, 2032
Exercisable (in shares)					33,000			33,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares					$ 0.8
Outstanding (in dollars per share) | $ / shares					$ 0.8			$ 0.8
Exercise Price Range Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)						60,000
Outstanding (in shares)						60,000			60,000
Expiry date						Apr. 13, 2032			Apr. 13, 2032
Exercisable (in shares)					33,000			33,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares					$ 0.8
Outstanding (in dollars per share) | $ / shares					$ 0.8			$ 0.8
Exercise Price Range Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)						500,000
Outstanding (in shares)						500,000			500,000
Expiry date						Oct. 12, 2032			Oct. 12, 2032
Exercisable (in shares)					275,000			275,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares					$ 0.8
Outstanding (in dollars per share) | $ / shares					$ 0.8			$ 0.8
Exercise Price Range Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)						850,000
Outstanding (in shares)						850,000			850,000
Expiry date						Feb. 06, 2033			Feb. 06, 2033
Exercisable (in shares)					637,500			425,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares					$ 0.8
Outstanding (in dollars per share) | $ / shares					$ 0.8			$ 0.8
Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Granted (in shares)	50,000	850,000	175,000	500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 1.18	$ 0.8	$ 0.8	$ 0.8
Share-based payments | $						$ 80,893	$ 233,648		$ 692,740		$ 778,742